Defined benefit plans (Detail 9) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Swiss pension plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Swiss pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (1,128)	$ (1,695)
Decrease by 50 basis points	1,269	1,933
Swiss pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	877	1,333
Swiss pension plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	178	224
Decrease by 50 basis points	(178)	(224)
Swiss pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 593	$ 915
UK pension plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	3.08%	3.32%
UK pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (141)	$ (361)
Decrease by 50 basis points	157	411
UK pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	127	334
Decrease by 50 basis points	(118)	(306)
UK pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	65	184
US and German pension plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	(51)	(78)
Decrease by 50 basis points	55	84
US and German pension plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	4	6
Decrease by 50 basis points	(3)	(6)
US and German pension plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	9	8
Decrease by 50 basis points	(8)	(7)
US and German pension plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 39	$ 56
UBS AG | Swiss pension plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
UBS AG | Swiss pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (641)	$ (975)
Decrease by 50 basis points	723	1,116
UBS AG | Swiss pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	487	749
UBS AG | Swiss pension plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	106	134
Decrease by 50 basis points	(106)	(134)
UBS AG | Swiss pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 304	$ 475
UBS AG | UK pension plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	3.08%	3.32%
UBS AG | UK pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (141)	$ (361)
Decrease by 50 basis points	157	411
UBS AG | UK pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	127	334
Decrease by 50 basis points	(118)	(306)
UBS AG | UK pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	65	184
UBS AG | US and German pension plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	(51)	(78)
Decrease by 50 basis points	55	84
UBS AG | US and German pension plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	4	6
Decrease by 50 basis points	(3)	(6)
UBS AG | US and German pension plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	9	8
Decrease by 50 basis points	(8)	(7)
UBS AG | US and German pension plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 39	$ 56